Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Trade And Other Receivables [Line Items]
Non-related party	₩ 74,702	₩ 48,050
Related party	2,874	5,254
Less : Loss allowance	(319)	(689)	₩ (579)	₩ (165)
Accounts receivables, net	77,257	52,615
Other receivables
Trade And Other Receivables [Line Items]
Non-related party	145	1,085
Related party	0	0
Less : Loss allowance	(5)	(5)	₩ (5)	₩ (4)
Other receivables, net	₩ 140	₩ 1,080